Equity - Share Repurchase Program (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jan. 24, 2013 Maximum
Equity [Abstract]
Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2014	2013	2012
Shares repurchased	1,741,143	3,006,005	6,395,866
Average price per share	$114.87	$85.55	$71.20

Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				15,000,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased Each Fiscal Year	7,500,000
Stock Repurchase Program, Percentage of Shares Outstanding Authorized to be Repurchased Each Fiscal Year	5.00%
Shares repurchased	1,741,143	3,006,005	6,395,866
Average price per share	$ 114.87	$ 85.55	$ 71.20